CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - RUB (₽) ₽ in Millions	Common stock	Treasury stock	Additional paid-in capital MTS Bank	Additional paid-in capital	Cash flow hedging reserve	Foreign currency translation reserve MTS Bank East-West United Bank	Foreign currency translation reserve	Remeasurements of the net defined benefit liability	Retained earnings	Equity attributable to equity holders MTS Bank East-West United Bank	Equity attributable to equity holders MTS Bank	Equity attributable to equity holders	Non-controlling interests	MTS Bank East-West United Bank	MTS Bank	Total
Balance at beginning of the year at Dec. 31, 2015	₽ 207	₽ (24,468)			₽ 1,045		₽ 9,638	₽ 493	₽ 173,200			₽ 160,115	₽ 8,256			₽ 168,371
Balance at beginning of the year (in shares) at Dec. 31, 2015	2,066,413,562	(77,521,163)
Profit for the year									48,474			48,474	(24)		₽ (4,495)	48,450
Unrecognized actuarial gain / (loss)																50
Change in fair value of derivatives, net of income tax																(1,200)
Other comprehensive (loss) / income for the year, net of income tax					(1,200)		(13,970)	50				(15,120)	(601)			(15,721)
Total comprehensive (loss) / income for the year															(6,109)	30,643
Total comprehensive (loss) / income for the year					(1,200)		(13,970)	50	48,474			33,354	(625)			32,729
Issuance of stock options				₽ 131								131	11			142
Dividends declared by MTS									(51,738)			(51,738)				(51,738)
Dividends to non-controlling interest													(1,120)			(1,120)
Unclaimed dividends									(3)			(3)				(3)
Sale of own stock		₽ 213										213				213
Sale of own stock (in shares)		1,074,525
Purchase of own stock		₽ (748)										(748)				(748)
Purchase of own stock (in shares)		(3,067,396)
Purchase of NCI				5								5	(22)			(17)
Changes in ownership interest with no gain/loss of control - MTS Bank additional share issuance			₽ (14)								₽ (14)				(14)
Redemption of treasury shares (Note23)	₽ (7)	₽ 24,255							(24,248)
Redemption of treasury shares (Note 23) (in shares)	(68,031,987)	68,031,987
Disposal of UMS, the Group's subsidiary in Uzbekistan (Note 27)							(2,086)					(2,086)	(1,787)			(3,873)
Reclassification of retained earnings				69					(69)
Balance at end of the year at Dec. 31, 2016	₽ 200	₽ (748)		191	(155)		(6,418)	543	145,622			139,235	4,713			143,948
Balance at end of the year (in shares) at Dec. 31, 2016	1,998,381,575	(11,482,047)
Profit for the year									56,042			56,042	548		(593)	56,590
Unrecognized actuarial gain / (loss)																(40)
Change in fair value of derivatives, net of income tax																495
Other comprehensive (loss) / income for the year, net of income tax					495		(2,620)	(40)				(2,165)				(2,165)
Total comprehensive (loss) / income for the year					495		(3,279)	(40)	56,042			53,218	548		(2,593)	53,766
Exercise of stock options				240								240				240
Exercise of stock options (in shares)		851,275
Dividends declared by MTS									(50,621)			(50,621)				(50,621)
Dividends to non-controlling interest													(1,175)			(1,175)
Purchase of own stock		₽ (21,896)										(21,896)				(21,896)
Purchase of own stock (in shares)		(75,708,384)
Purchase of NCI				(2)								(2)	(7)			(9)
Changes in ownership interest with no gain/loss of control - MGTS and NIS				(48)								(48)				(48)
Balance at end of the year (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2017									154,938			124,021	4,096			128,117
Balance at end of the year (Adjustment on initial application of IFRS 9) at Dec. 31, 2017									1,367			1,367				1,367
Balance at end of the year (IFRS 15 adjustments) at Dec. 31, 2017									2,528			2,528	17			2,545
Balance at end of the year at Dec. 31, 2017	₽ 200	₽ (22,644)		381	340		(9,697)	503	151,043			120,126	4,079			₽ 124,205
Balance at end of the year (in shares) at Dec. 31, 2017	1,998,381,575	(86,339,156)														1,912,042,419
Disposal of East-West United Bank by MTS Bank, the Group's associate (Note 7)						₽ (659)				₽ (659)				₽ (659)
Profit for the year									6,848			6,848	984		(609)	₽ 7,832
Unrecognized actuarial gain / (loss)								167				167				167
Currency translation adjustment, net of income tax							7,726					7,726	9			7,735
Change in fair value of derivatives, net of income tax					(103)							(103)				(103)
Total comprehensive (loss) / income for the year					(103)		7,726	167	6,848			14,638	993		₽ (1,223)	15,631
Issuance of stock options				675								675				675
Exercise of stock options		₽ 403		(403)
Exercise of stock options (in shares)		1,369,303
Dividends declared by MTS									(48,921)			(48,921)				(48,921)
Dividends to non-controlling interest													(1,165)			(1,165)
Purchase of own stock		₽ (22,567)		(4)								(22,571)				(22,571)
Purchase of own stock (in shares)		(82,669,046)
Purchase of NCI				(97)								(97)	47			(50)
Acquisitions under common control				(2,471)								(2,471)	8,320			5,849
Reclassification of retained earnings				₽ 1,919					(1,919)
Balance at end of the year at Dec. 31, 2018	₽ 200	₽ (44,808)			₽ 237		₽ (1,971)	₽ 670	₽ 110,946			₽ 65,274	₽ 12,291			₽ 77,565
Balance at end of the year (in shares) at Dec. 31, 2018	1,998,381,575	(167,638,899)														1,830,742,676